Janus Henderson International Dividend Fund Annual Fund Operating Expenses - Class D Shares [Member] - Janus Henderson International Dividend Fund	Jun. 30, 2026
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.77% for at least a one-year period commencing on October 28, 2026. This fee waiver and/or reimbursement may be revised, extended, or terminated only at the discretion of the Board of Trustees.
Class D
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Other Expenses (as a percentage of Assets):	0.30%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.17%)	[1]
Net Expenses (as a percentage of Assets)	0.88%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, out-of-pocket transfer agency/shareholder servicing costs, acquired fund fees and expenses, interest, dividends, taxes, brokerage commissions, and extraordinary expenses) exceed 0.77% for at least a one-year period commencing on October 28, 2026. This fee waiver and/or reimbursement may be revised, extended, or terminated only at the discretion of the Board of Trustees.